Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

January 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Reality Shares ETF Trust (File No. 333- )

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are hereby filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of the Reality Shares DIVCON Dividend Guard ETF, a separate series of the Trust, with and into the Reality Shares DIVCON Dividend Defender ETF, also a separate series of the Trust.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, it is proposed that this filing will become effective on February 15, 2020.

Please contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores

Laura E. Flores